Segment Information - Summary of Segment Informations (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues from sales	$ 1,271,330	$ 669,186	$ 678,595
Revenues	1,271,330	669,186	678,595
Operating profit / (loss)	58,170	(58,397)	(21,012)
Income from equity interests in associates and joint ventures	26,977	13,270	7,968
Depreciation of property, plant and equipment	267,686	171,452	145,894
(Recovery) / Impairment of property, plant and equipment and intangible assets, net	11,258	(6,851)	41,429
Acquisition of property, plant and equipment	259,988	96,278	172,844
Assets	2,390,068	1,923,225	1,573,289
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues from sales	4,678	2,419	2,046
Revenues from intersegment sales	544,384	289,421	286,585
Revenues	549,062	291,840	288,631
Operating profit / (loss)	1,688	(25,878)	(49,194)
Depreciation of property, plant and equipment	213,495	128,132	119,821
(Recovery) / Impairment of property, plant and equipment and intangible assets, net	11,258	(7,475)	40,561
Acquisition of property, plant and equipment	210,186	63,071	136,589
Assets	1,075,503	914,257	742,850
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues from sales	199,612	122,254	131,055
Revenues from intersegment sales	15,375	8,060	8,697
Revenues	214,987	130,314	139,752
Operating profit / (loss)	1,333	(18,994)	2,944
Income from equity interests in associates and joint ventures	12,738	9,199	5,339
Depreciation of property, plant and equipment	2,810	1,858	1,378
(Recovery) / Impairment of property, plant and equipment and intangible assets, net		527	868
Acquisition of property, plant and equipment	2,775	4,905	6,170
Assets	266,056	209,225	199,357
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues from sales	1,046,089	536,714	531,724
Revenues from intersegment sales	6,121	3,349	3,447
Revenues	1,052,210	540,063	535,171
Operating profit / (loss)	86,496	4,839	40,653
Income from equity interests in associates and joint ventures	14,239	4,071	2,629
Depreciation of property, plant and equipment	43,413	34,295	20,805
Acquisition of property, plant and equipment	39,942	23,420	22,455
Assets	879,985	646,589	508,026
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues from sales	31,948	14,108	19,743
Revenues from intersegment sales	48,498	28,787	27,502
Revenues	80,446	42,895	47,245
Operating profit / (loss)	(18,625)	(22,305)	(15,866)
Depreciation of property, plant and equipment	7,968	7,167	3,890
(Recovery) / Impairment of property, plant and equipment and intangible assets, net		97
Acquisition of property, plant and equipment	7,085	4,882	7,630
Assets	182,180	152,816	129,331
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from sales	(10,997)	(6,309)	(5,973)
Revenues from intersegment sales	(614,378)	(329,617)	(326,231)
Revenues	(625,375)	(335,926)	(332,204)
Operating profit / (loss)	(12,722)	3,941	451
Assets	$ (13,656)	$ 338	$ (6,275)